Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Net accrued charter revenue by maturities [Abstract]
2017	$ (11,336)
2018	(8,900)
2019	(6,602)
2020	(801)
Total	$ (27,639)	$ (35,369)